Goodwill - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($)
Text Block [Abstract]
Net assets carrying value	$ 29,750,000	$ 29,750,000	$ 36,160,000
Implied market capitalization of Goodwill	115,700,000		146,500,000
Impairment loss , Goodwill	$ 0		$ 0
Increase decrease in share price | $ / shares		$ 1